FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
loc_Customer No 1 [Member] | Sales Revenue, Services, Net [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage of consolidated revenues	29.00%	20.00%	32.00%
Customer No 2 [Member] | Sales Revenue, Services, Net [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage of consolidated revenues	21.00%	15.00%	10.00%
Customer No 3 [Member] | Sales Revenue, Services, Net [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage of consolidated revenues	11.00%	11.00%
Customer No 4 [Member] | Sales Revenue, Services, Net [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage of consolidated revenues		10.00%
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
5% and 7.875% Senior Notes	1,008,514
Government-guaranteed Title XI Notes	257,185
Total	1,265,699
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
5% and 7.875% Senior Notes	895,905
Government-guaranteed Title XI Notes	238,453
Total	1,134,358